SUPPLEMENT DATED JUNE 11, 2009 TO THE
FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2009

The information regarding Steve Chan in the fourth paragraph on page 55 under the “Fund Management” section is deleted in its entirety and the second paragraph related to Clark D. Wagner is amended as follows:

Clark D. Wagner, Director of Fixed Income, has served as the Portfolio Manager of the Government Fund since 1995, Target Maturity Fund 2010 since 1996, Target Maturity Fund 2015 since 1999 and has served as the Portfolio Manager or Co-Portfolio Manager of the Investment Grade Fund since 2007. He also serves as a Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

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SUPPLEMENT DATED JUNE 11, 2009 TO THE
FIRST INVESTORS LIFE SERIES FUNDS
STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2009

Information related to Steve Chan in the Statement of Additional Information Part-I under the section “Portfolio Managers” is deleted in its entirety.

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